Eaton Vance Global Dividend Income Fund
Eaton Vance Parametric Structured
Emerging Markets Fund
Supplement to
Prospectus dated March 1, 2012

Effective June 1, 2012, shares of Eaton Vance Parametric Structured Emerging Markets Fund (the “Fund”) are no longer offered through this Prospectus.  Please see the Fund’s prospectus dated June 1, 2012 for information regarding the Fund.

May 31, 2012

Eaton Vance Global Dividend Income Fund
Eaton Vance Parametric Structured
Emerging Markets Fund
Supplement to
Statement of Additional Information
dated March 1, 2012

Effective June 1, 2012, shares of Eaton Vance Parametric Structured Emerging Markets Fund (the “Fund”) are no longer offered through this Statement of Additional Information (“SAI”).  Please see the Fund’s SAI dated June 1, 2012 for information regarding the Fund.

May 31, 2012